Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Summary of Carrying Amounts of Each Class of Intangible Assets
The carrying amounts of each class of intangible assets were as follows:

	December 31, 2019	June 30, 2020
Licenses	$—	$—
Computer software	2,845	888

	$2,845	$888

For the six months ended June
 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and June 30, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	2,390	2,390

Balance at June 30, 2019	$—	$38,268	$38,268
Carrying amounts at January 1, 2019	$23,073,400	$7,192	$23,080,592
Carrying amounts at June 30, 2019	$23,073,400	$4,802	$23,078,202

For the six months ended June
 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2020 and June 30, 2020	$23,073,400	$43,070	$23,116,470

Accumulated amortization and impairment

Balance at January 1, 2020	$23,073,400	$40,225	$23,113,625
Amortization expenses	—	1,957	1,957

Balance at June 30, 2020	$23,073,400	$42,182	$23,115,582
Carrying amounts at January 1, 2020	$—	$2,845	$2,845
Carrying amounts at June 30, 2020	$—	$888	$888